Property, plant and equipment, intangible assets and Right-of-use assets - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statements [Line Items]
Purchase of property, plant and equipment	€ 11.6	€ 1.1	€ 15.7	€ 2.2
Leasehold improvements [member]
Statements [Line Items]
Purchase of property, plant and equipment			9.8
Rental Land
Statements [Line Items]
Addition to right-of-use assets			€ 3.8